As filed with the Securities and Exchange Commission on August 24, 2000 Registration Nos.

333-93059
811-08946

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [_]
Pre-Effective Amendment No.                               [_]
Post-Effective Amendment No. 2                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [_]
Amendment No. 29                                                 [X]
                    (Check appropriate box or boxes)

                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                       Newport Beach, California  92660
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                               (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
                    (Name and address of agent for service)

                       Copies of all communications to:

           Diane N. Ledger                          Jane A. Kanter, Esq.
   Pacific Life Insurance Company                  Dechert Price & Rhoads
           P. O. Box 9000                           1775 Eye Street, N.W.
    Newport Beach, CA 92658-9030                Washington, D.C. 20006-2401


Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on August 28, 2000 pursuant to paragraph (b) of Rule 485
[_]  60 days after filing pursuant to paragraph (a) (1) of Rule 485
[_]  on ____________ pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Innovations individual flexible premium deferred variable annuity contracts.

Filing Fee: None

                                  PROSPECTUS

(Included in Registrant's Form 497, File No. 333-93059, Accession No. 0000912057-00-022008, filed on May 5, 2000, and incorporated by reference herein.)

                      STATEMENT OF ADDITIONAL INFORMATION

(Included in Registrant's Form 497, File No. 333-93059, Accession No. 0000912057-00-022008, filed on May 5, 2000, and incorporated by reference herein.)

                      Supplement Dated August 28, 2000 to
                        Prospectus Dated May 1, 2000 for
                Pacific Innovations, a variable annuity contract
                    issued by Pacific Life Insurance Company


This supplement replaces An Overview of Pacific Innovations: Fees and Expenses Paid by the Pacific Select Fund: Other Expenses with the following:

                           Other Expenses
                           The table also shows the Fund expenses for each Portfolio based on expenses in 1999, adjusted to reflect recently reduced custody fees. To help limit Fund expenses, effective July 1, 2000 we have contractually agreed to waive all or part of our investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap, but do not exceed the previously established 0.25% expense cap. Any amounts repaid to us will have the effect of increasing expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In 1999, Pacific Life reimbursed the Small-Cap Index Portfolio $96,949.

                    --------------------------------------------------------------------------------------
                                                                                   Less
                                                 Advisory Other    12b-1 Total     adviser's     Total net
                    Portfolio                    fee      expenses fees+ expenses+ reimbursement expenses
                    --------------------------------------------------------------------------------------
                                                        As an annual % of average daily net assets
                    Aggressive Equity             0.80     0.04     --    0.84         --         0.84
                    Emerging Markets/1/           1.10     0.19     --    1.29         --         1.29
                    Diversified Research/2/       0.90     0.05     --    0.95         --         0.95
                    Small-Cap Equity              0.65     0.04     --    0.69         --         0.69
                    International Large-Cap/2/    1.05     0.10     --    1.15         --         1.15
                    Equity                        0.65     0.03     --    0.68         --         0.68
                    I-Net Tollkeeper/2/           1.50     0.14     --    1.64        (0.04)      1.60
                    Multi-Strategy                0.65     0.04     --    0.69         --         0.69
                    Equity Income                 0.65     0.04     --    0.69         --         0.69
                    Growth LT                     0.75     0.03     --    0.78         --         0.78
                    Mid-Cap Value                 0.85     0.07     --    0.92         --         0.92
                    Equity Index/3/               0.25     0.04     --    0.29         --         0.29
                    Small-Cap Index               0.50     0.30     --    0.80        (0.20)      0.60
                    REIT                          1.10     0.15     --    1.25        (0.05)      1.20
                    International Value           0.85     0.09     --    0.94         --         0.94
                    Government Securities         0.60     0.05     --    0.65         --         0.65
                    Managed Bond/1/               0.60     0.05     --    0.65         --         0.65
                    Money Market/1/               0.35     0.04     --    0.39         --         0.39
                    High Yield Bond/1/            0.60     0.05     --    0.65         --         0.65
                    Large-Cap Value               0.85     0.08     --    0.93         --         0.93
                    --------------------------------------------------------------------------------------

                           /1/ Total adjusted net expenses for these
                               Portfolios in 1999, after deduction of an offset for custodian credits were: 1.28% for Emerging Markets Portfolio, 0.64% for Managed Bond Portfolio, 0.38% for Money Market Portfolio, and 0.64% for High Yield Bond Portfolio.

                           /2/ Expenses are estimated. There were no actual
                               advisory fees or expenses for these Portfolios in 1999 because the Portfolios started after December 31, 1999.

                           /3/ Total adjusted net expenses for the Equity
                               Index Portfolio in 1999, after deduction of an offset for custodian credits, were 0.28%. The advisory fee for the Portfolio has also been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee and total adjusted net expenses for this Portfolio in 1999, after deduction of an offset for custodian credits, were 0.16% and 0.19%, respectively.

                           + The Fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a Fund expense, it would represent approximately .0023% or less of any Portfolio's average daily net assets.

                      ---------------------------------------------------------
Examples is amended    The following is added to Examples:

                       The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $65,000

                       . the Investment Options have an annual return of 5%

                       . the Annual Fee is deducted even when the Contract
                         Value goes over $50,000 and a waiver would normally apply.

                       without Rider reflects the expenses you would pay if you did not buy the optional Stepped-Up Death Benefit Rider (SDBR) or Premier Death Benefit Rider (PDBR).

                       with SDBR reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider.

                       with PDBR reflects the expenses you would pay if you bought the optional Premier Death Benefit Rider.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   --------------------------------------------------------------------------------
                                                                               Expenses if you did
                                                                               not annuitize or
                                     Expenses if you      Expenses if you      surrender, but left
                                     annuitized           surrendered          the money in your
                                     your Contract ($)    your Contract ($)    Contract ($)
                   --------------------------------------------------------------------------------
                   Variable Account  1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   --------------------------------------------------------------------------------
                   Aggressive Equity
                   without Rider     104  71   122  261   104  143  122  261   23   71   122  261
                   with SDBR         106  77   132  281   106  149  132  281   25   77   132  281
                   with PDBR         108  82   140  296   108  154  140  296   27   82   140  296
                   --------------------------------------------------------------------------------
                   Emerging Markets
                   without Rider     109  85   144  305   109  157  144  305   28   85   144  305
                   with SDBR         111  90   154  324   111  162  154  324   30   90   154  324
                   with PDBR         112  95   161  338   112  167  161  338   31   95   161  338
                   --------------------------------------------------------------------------------
                   Diversified Research
                   without Rider     105  75   128  272   105  147  128  272   24   75   128  272
                   with SDBR         107  81   138  292   107  153  138  292   26   81   138  292
                   with PDBR         109  85   145  307   109  157  145  307   28   85   145  307
                   --------------------------------------------------------------------------------
                   Small-Cap Equity
                   without Rider     102  64   110  236   102  136  110  236   21   64   110  236
                   with SDBR         104  70   120  257   104  142  120  257   23   70   120  257
                   with PDBR         105  75   128  272   105  147  128  272   24   75   128  272
                   --------------------------------------------------------------------------------
                   International Large-Cap
                   without Rider     107  81   138  292   107  153  138  292   26   81   138  292
                   with SDBR         109  87   147  311   109  159  147  311   28   87   147  311
                   with PDBR         111  91   155  326   111  163  155  326   30   91   155  326
                   --------------------------------------------------------------------------------
                   Equity
                   without Rider     103  66   114  245   103  138  114  245   22   66   114  245
                   with SDBR         105  73   124  265   105  145  124  265   24   73   124  265
                   with PDBR         106  77   132  280   106  149  132  280   25   77   132  280
                   --------------------------------------------------------------------------------
                   I-Net Tollkeeper
                   without Rider     112  94   160  335   112  166  160  335   31   94   160  335
                   with SDBR         114  100  169  354   114  172  169  354   33   100  169  354
                   with PDBR         115  104  176  367   115  176  176  367   34   104  176  367
                   --------------------------------------------------------------------------------
                   Multi-Strategy
                   without Rider     103  67   114  246   103  139  114  246   22   67   114  246
                   with SDBR         105  73   125  266   105  145  125  266   24   73   125  266
                   with PDBR         106  77   132  281   106  149  132  281   25   77   132  281
                   --------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                     Expenses if you       Expenses if you      surrender, but left
                                     annuitized            surrendered          the money in your
                                     your Contract ($)     your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account  1 yr  3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Equity Income
                   without Rider     103   67   114  246   103  139  114  246   22   67   114  246
                   with SDBR         105   73   125  266   105  145  125  266   24   73   125  266
                   with PDBR         106   77   132  281   106  149  132  281   25   77   132  281
                   ---------------------------------------------------------------------------------
                   Growth LT
                   without Rider     104   70   119  255   104  142  119  255   23   70   119  255
                   with SDBR         106   76   129  275   106  148  129  275   25   76   129  275
                   with PDBR         107   80   137  290   107  152  137  290   26   80   137  290
                   ---------------------------------------------------------------------------------
                   Mid-Cap Value
                   without Rider     105   74   126  269   105  146  126  269   24   74   126  269
                   with SDBR         107   80   136  289   107  152  136  289   26   80   136  289
                   with PDBR         108   84   144  304   108  156  144  304   27   84   144  304
                   ---------------------------------------------------------------------------------
                   Equity Index
                   without Rider     99    54   93   203   99   126  93   203   18   54   93   203
                   with SDBR         101   60   104  224   101  132  104  224   20   60   104  224
                   with PDBR         102   65   111  240   102  137  111  240   21   65   111  240
                   ---------------------------------------------------------------------------------
                   Small-Cap Index
                   without Rider     103   67   114  246   103  139  114  246   22   67   114  246
                   with SDBR         105   73   125  266   105  145  125  266   24   73   125  266
                   with PDBR         106   77   132  281   106  149  132  281   25   77   132  281
                   ---------------------------------------------------------------------------------
                   REIT
                   without Rider     108   82   140  297   108  154  140  297   27   82   140  297
                   with SDBR         110   88   150  316   110  160  150  316   29   88   150  316
                   with PDBR         111   93   157  330   111  165  157  330   30   93   157  330
                   ---------------------------------------------------------------------------------
                   International Value
                   without Rider     105   74   127  271   105  146  127  271   24   74   127  271
                   with SDBR         107   80   137  291   107  152  137  291   26   80   137  291
                   with PDBR         109   85   145  306   109  157  145  306   28   85   145  306
                   ---------------------------------------------------------------------------------
                   Government Securities
                   without Rider     102   66   112  242   102  138  112  242   21   66   112  242
                   with SDBR         104   72   123  262   104  144  123  262   23   72   123  262
                   with PDBR         106   76   130  277   106  148  130  277   25   76   130  277
                   ---------------------------------------------------------------------------------
                   Managed Bond
                   without Rider     102   65   112  241   102  137  112  241   21   65   112  241
                   with SDBR         104   71   122  261   104  143  122  261   23   71   122  261
                   with PDBR         106   76   130  276   106  148  130  276   25   76   130  276
                   ---------------------------------------------------------------------------------
                   Money Market
                   without Rider     100   57   99   213   100  129  99   213   19   57   99   213
                   with SDBR         102   63   109  234   102  135  109  234   21   63   109  234
                   with PDBR         103   68   116  250   103  140  116  250   22   68   116  250
                   ---------------------------------------------------------------------------------
                   High Yield Bond
                   without Rider     102   65   112  241   102  137  112  241   21   65   112  241
                   with SDBR         104   71   122  261   104  143  122  261   23   71   122  261
                   with PDBR         106   76   130  276   106  148  130  276   25   76   130  276
                   ---------------------------------------------------------------------------------
                   Large-Cap Value
                   without Rider     105   74   127  270   105  146  127  270   24   74   127  270
                   with SDBR         107   80   137  290   107  152  137  290   26   80   137  290
                   with PDBR         109   85   144  305   109  157  144  305   28   85   144  305
                   ---------------------------------------------------------------------------------

                                    PART II

Part C:  OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a)  Financial Statements

                    Part A:  None

                    Part B:

                           (1) Registrant's Financial Statements

                               Audited Financial Statements dated as of December 31, 1999 which are incorporated by reference from the 1999 Annual Report include the following for Separate Account A:

                                 Statements of Assets and Liabilities
                                 Statements of Operations
                                 Statements of Changes in Net Assets
                                 Notes to Financial Statements

                           (2) Depositor's Financial Statements

                               Audited Consolidated Financial Statements dated as of December 31, 1999 and 1998, and for the three year period ended December 31, 1999, included in Part B include the following for Pacific Life:

                                 Independent Auditors' Report
                                 Consolidated Statements of Financial Condition Consolidated Statements of Operations Consolidated Statements of Stockholder's Equity Consolidated Statements of Cash Flows
                                 Notes to Consolidated Financial Statements

                    (b)  Exhibits

                    1.   (a)  Resolution of the Board of Directors of the
                              Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A./1/

                         (b) Memorandum Establishing Two New Variable Accounts--Aggressive Equity and Emerging Markets Portfolios./1/

                         (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./3/

                    2.   Not applicable

                    3.   (a)  Distribution Agreement between Pacific Mutual Life
                              and Pacific Mutual Distributors, Inc. ("PMD") (formerly Pacific Equities Network) /1/

                         (b) Form of Selling Agreement between Pacific Mutual Life, PMD and Various Broker-Dealers /1/

                    4.   (a)  Form of Individual Flexible Premium Deferred
                              Variable Annuity Contract (Form 10-12600) /1/

                         (b)  Qualified Pension Plan Rider (Form R90-PEN-V)
                              /1/

                         (c) 403(b) Tax-Sheltered Annuity Rider (Form R-403B-9553) /1/

                         (d)  Section 457 Plan Rider (Form 24-123799) /1/

                         (e)  IRA Rider (Form R-IRA 198) /1/

                         (f)  Roth IRA Rider (Form R-RIRA 198) /1/

                         (g)  Simple IRA Rider (Form R-SIRA 198) /1/

                         (h)  Stepped-Up Death Benefit Rider
                              (Form 20-12601) /1/

                         (i)  Premier Death Benefit Rider
                              (Form 20-12602) /1/

                    5.   (a)  Application Form for Individual Flexible Premium
                              Deferred Variable Annuity Contract (Form 25-12600) /1/

                         (b)  Variable Annuity PAC APP /1/

                         (c)  Application/Confirmation Form/2/

                    6.   (a)  Pacific Life's Articles of Incorporation /1/

                         (b)  By-laws of Pacific Life /1/

                    7.   Not applicable

                    8.   Fund Participation Agreement/2/

                    9. Opinion and Consent of legal officer of Pacific Life as to the legality of Contracts being registered. /1/

                    10.  Independent Auditors' Consent/3/

                    11.  Not applicable

                    12.  Not applicable

                    13.  Performance Calculations/2/

                    14.  Not applicable

                    15.  Powers of Attorney/2/

                    16.  Not applicable

/1/ Included in Registrant's Form N-4, File No. 333-93059, Accession No. 0000912057-99-009849 filed on December 17, 1999 and incorporated by reference herein.

/2/ Included in Registrant's Form N-4, File No. 333-93059, Accession No. 0000912057-00-015739 filed on March 31, 2000 and incorporated by reference herein.

/3/ Included in Registrant's Form N-4/A, File No. 333-93059, Accession No. 0000912057-00-018010 filed on April 14, 2000 and incorporated by reference herein.

Item 25.  Directors and Officers of Pacific Life

                                  Positions and Offices
Name and Address                  with Pacific Life

Thomas C. Sutton                  Director, Chairman of the Board, and
                                  Chief Executive Officer

Glenn S. Schafer                  Director and President

Khanh T. Tran                     Director, Senior Vice President and
                                  Chief Financial Officer

David R. Carmichael               Director, Senior Vice President and
                                  General Counsel

Audrey L. Milfs                   Director, Vice President and Corporate
                                  Secretary

Edward R. Byrd                    Vice President and Controller

Brian D. Klemens                  Vice President and Treasurer

Gerald W. Robinson                Executive Vice President

______________________________

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                  PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                   LEGAL STRUCTURE

          Pacific Life is a California Stock Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company, formerly known as PM Group Life Insurance Company (an Arizona Corporation), Pacific Select Distributors, Inc. (formerly known as Pacific Mutual Distributors, Inc.), and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Corporation), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company and a 95% ownership of Grayhawk Golf Holdings, LLC). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc., Pacific Financial Products Inc. (a Delaware Corporation), PPA LLC (a Delaware Limited Liability Company), CCM LLC (a Delaware Limited Liability Company), NFJ LLC (a Delaware Limited Liability Company), and PIMCO Holding LLC (a Delaware Limited Liability Company). Pacific Asset Management LLC has a 32% beneficial economic interest in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.  Number of Contractholders

          Approximately 216 Qualified
                        296 Non Qualified


Item 28.  Indemnification

     (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) provides substantially as follows:

         Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

         PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

     (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. ("PSD" formerly known asPacific Mutual Distributors, Inc.) and Various Broker-Dealers provides substantially as follows:

         Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

         Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.  Principal Underwriters

          (a) PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B and Pacific Select Fund.

          (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

          (c) PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30.  Location of Accounts and Records

               The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services

          Not applicable

Item 32.  Undertakings

          The registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

     (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 24th day of August, 2000.

                                      SEPARATE ACCOUNT A
                                           (Registrant)
                                      By: PACIFIC LIFE INSURANCE COMPANY

                                      By:  ____________________________________
                                           Thomas C. Sutton*
                                           Chairman and Chief Executive Officer

                                      By: PACIFIC LIFE INSURANCE COMPANY
                                           (Depositor)

                                      By:  ____________________________________
                                           Thomas C. Sutton*
                                           Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


        Signature            Title                             Date

_________________________    Director, Chairman of the Board   August 24, 2000
Thomas C. Sutton*            and Chief Executive Officer

_________________________    Director and President            August 24, 2000
Glenn S. Schafer*

_________________________    Director, Senior Vice President   August 24, 2000
Khanh T. Tran*               and Chief Financial Officer

_________________________    Director, Senior Vice President   August 24, 2000
David R. Carmichael*         and General Counsel

_________________________    Director, Vice President and      August 24, 2000
Audrey L. Milfs*             Corporate Secretary

_________________________    Vice President and Controller     August 24, 2000
Edward R. Byrd*

_________________________    Vice President and Treasurer      August 24, 2000
Brian D. Klemens*

_________________________    Executive Vice President          August 24, 2000
Gerald W. Robinson*

*By: /s/ David R. Carmichael                                   August 24, 2000
     __________________________
     David R. Carmichael
     as attorney-in-fact

(Powers of Attorney are contained in Pre-Effective Amendment No. 1, to the Registration Statement filed on March 31, 2000 on Form N-4/A for Separate Account A, File No. 333-93059, Accession No. 0000912059-00-015739, as
Exhibit 15.)